Stock-based compensation - Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 8,641	$ 1,005	$ 31,994	$ 3,048	$ 4,306
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	1,926	410	12,794	1,526	1,953
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 6,715	$ 595	$ 19,200	$ 1,522	$ 2,353